Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
April 30, 2023
REA-NPRT3-0623
1.800348.119
Common Stocks - 99.3%
	Shares	Value ($) (000s)
Equity Real Estate Investment Trusts (REITs) - 95.9%
REITs - Apartments - 11.3%
American Homes 4 Rent Class A	1,654,900	55,042
Invitation Homes, Inc.	1,787,400	59,646
Mid-America Apartment Communities, Inc.	666,400	102,492
UDR, Inc.	2,657,841	109,849
		327,029
REITs - Diversified - 32.1%
Apartment Income (REIT) Corp.	1,142,068	42,234
Crown Castle International Corp.	2,073,000	255,166
Digital Realty Trust, Inc.	1,303,200	129,212
Elme Communities (SBI)	1,159,700	19,982
Equinix, Inc.	281,200	203,611
Gaming & Leisure Properties	693,110	36,042
Lamar Advertising Co. Class A	463,500	48,983
SBA Communications Corp. Class A	752,083	196,211
		931,441
REITs - Health Care - 9.7%
Ventas, Inc.	2,898,054	139,251
Welltower, Inc.	1,786,940	141,561
		280,812
REITs - Hotels - 5.0%
DiamondRock Hospitality Co.	3,941,900	31,969
Host Hotels & Resorts, Inc.	3,852,600	62,297
RLJ Lodging Trust	2,586,019	26,119
Ryman Hospitality Properties, Inc.	262,100	23,500
		143,885
REITs - Management/Investment - 2.9%
LXP Industrial Trust (REIT)	506,100	4,757
National Retail Properties, Inc.	1,808,500	78,670
		83,427
REITs - Manufactured Homes - 5.3%
Equity Lifestyle Properties, Inc.	1,162,874	80,122
Sun Communities, Inc.	534,863	74,309
		154,431
REITs - Regional Malls - 0.3%
Tanger Factory Outlet Centers, Inc.	521,500	10,227
REITs - Shopping Centers - 6.0%
Kimco Realty Corp.	3,122,890	59,928
Phillips Edison & Co., Inc.	1,275,800	40,239
Regency Centers Corp.	901,800	55,398
Urban Edge Properties	1,276,700	18,729
		174,294
REITs - Single Tenant - 2.4%
Four Corners Property Trust, Inc.	724,200	18,474
Spirit Realty Capital, Inc.	1,353,200	52,044
		70,518
REITs - Storage - 9.1%
CubeSmart	2,446,400	111,287
Extra Space Storage, Inc.	619,940	94,256
Iron Mountain, Inc.	1,082,300	59,786
		265,329
REITs - Warehouse/Industrial - 11.8%
Prologis (REIT), Inc.	2,597,015	325,273
Terreno Realty Corp.	260,000	16,013
		341,286
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,782,679
Real Estate Management & Development - 3.4%
Real Estate Services - 3.4%
CBRE Group, Inc. (a)	1,270,200	97,374
TOTAL COMMON STOCKS (Cost $2,151,929)		2,880,053

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (b) (Cost $21,682)	21,677,725	21,682

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,173,611)	2,901,735
NET OTHER ASSETS (LIABILITIES) - 0.0%	(503)
NET ASSETS - 100.0%	2,901,232

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	44,732	908,881	931,931	955	-	-	21,682	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	66,732	182,974	249,706	21	-	-	-	0.0%
Total	111,464	1,091,855	1,181,637	976	-	-	21,682

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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